Summary of Significant Accounting Policies (Details) - Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments [Line Items]
Beginning Balance	$ 5,804	$ 4,208
Ending Balance	6,947	5,804
Provision for losses on accounts receivable	63	132
Direct write-offs, net of recoveries	(159)	(77)
Commission adjustments	$ 1,239	$ 1,541